Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements Of Comprehensive Income Abstract
Net income	$ 46,279	$ 35,339
Other comprehensive income (loss) net of tax effect:
Foreign exchange differences on translation of foreign operations	(19,099)	2,750
Total other comprehensive income (loss), net of tax	(19,099)	2,750
Total Comprehensive income	27,180	38,089
Total comprehensive income attributable to:
Equity holders of the Company	24,647	31,594
Non-controlling interests	2,533	6,495
Total Comprehensive income	$ 27,180	$ 38,089